Remeasurement items affecting operating profit - Summary of Significant Impairment of Assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Impairment
Impairment loss (reversal of impairment loss)	R 28,732	R 112,736	R 18,919
Property, plant and equipment
Impairment
Impairment loss (reversal of impairment loss)	28,533
Right of use assets
Impairment
Impairment loss (reversal of impairment loss)	33
Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)	54
Other assets
Impairment
Impairment loss (reversal of impairment loss)	112
Other cash-generating units
Impairment
Impairment loss (reversal of impairment loss)	314	2,172	600
Other cash-generating units | Property, plant and equipment
Impairment
Impairment loss (reversal of impairment loss)	196
Other cash-generating units | Right of use assets
Impairment
Impairment loss (reversal of impairment loss)	5
Other cash-generating units | Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)	1
Other cash-generating units | Other assets
Impairment
Impairment loss (reversal of impairment loss)	112
Fuels | Sasolburg liquid fuels refinery
Impairment
Impairment loss (reversal of impairment loss)		8,594
Fuels | Secunda liquid fuels refinery
Impairment
Impairment loss (reversal of impairment loss)	24,456	3,834
Recoverable amount of the CGU	23,232
Fuels | Secunda liquid fuels refinery | Property, plant and equipment
Impairment
Impairment loss (reversal of impairment loss)	24,456
Chemicals Africa | South Africa Wax value chain
Impairment
Impairment loss (reversal of impairment loss)	7,863	3,777
Recoverable amount of the CGU	2,748
Chemicals Africa | South Africa Wax value chain | Property, plant and equipment
Impairment
Impairment loss (reversal of impairment loss)	7,863
Chemicals Africa | Chlor Alkali and PVC
Impairment
Impairment loss (reversal of impairment loss)	1,094
Recoverable amount of the CGU	393
Chemicals Africa | Chlor Alkali and PVC | Property, plant and equipment
Impairment
Impairment loss (reversal of impairment loss)	1,094
Chemicals Africa | Ammonia value chain
Impairment
Impairment loss (reversal of impairment loss)		2,736	3,509
Chemicals Africa | Acrylates & Butanol value chain
Impairment
Impairment loss (reversal of impairment loss)		6,766
Chemicals Africa | Polyethylene value chain
Impairment
Impairment loss (reversal of impairment loss)		5,814
Chemicals Africa | Chlor Vinyls value chain
Impairment
Impairment loss (reversal of impairment loss)		1,979
Chemicals Africa | Chemical Work Up & Heavy Alcohols value chain
Impairment
Impairment loss (reversal of impairment loss)		R 1,668
Percentage of increase (decrease) in solvent prices		12.00%
Chemicals America | US Chemicals assets held for sale
Impairment
Impairment loss (reversal of impairment loss)		R 72,558
Chemicals America | US phenolics
Impairment
Impairment loss (reversal of impairment loss)	460
Chemicals America | US phenolics | Property, plant and equipment
Impairment
Impairment loss (reversal of impairment loss)	351
Chemicals America | US phenolics | Right of use assets
Impairment
Impairment loss (reversal of impairment loss)	30
Chemicals America | US phenolics | Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)	79
Chemicals America | EO/EG
Impairment
Impairment loss (reversal of impairment loss)	(4,934)		5,460
Recoverable amount of the CGU	110,113
Chemicals America | EO/EG | Property, plant and equipment
Impairment
Impairment loss (reversal of impairment loss)	(4,906)
Chemicals America | EO/EG | Right of use assets
Impairment
Impairment loss (reversal of impairment loss)	(2)
Chemicals America | EO/EG | Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)	(26)
Chemicals America | Sasol Canada - Shale gas assets
Impairment
Impairment loss (reversal of impairment loss)			1,947
Chemicals America | Tetramerization value chain
Impairment
Impairment loss (reversal of impairment loss)			R 7,403
Chemicals Eurasia | Wax
Impairment
Impairment loss (reversal of impairment loss)		R 2,838
Gas | Sasol Canada - Shale gas assets
Impairment
Impairment loss (reversal of impairment loss)	(521)
Recoverable amount of the CGU	357
Gas | Sasol Canada - Shale gas assets | Property, plant and equipment
Impairment
Impairment loss (reversal of impairment loss)	R (521)